Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Schedule of equity distribution

(g)	Distributions made and proposed –

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Cash dividends on ordinary shares declared and paid
Dividend for 2017: S/0.35000 per share (2016: S/0.28500 per share, 2015: S/0.28000 per share)	149,837	155,236	162,950

	149,837	155,236	162,950